Personnel and related taxes - Summary of Personnel and Related Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Personnel and related taxes [Abstract]
Personnel and related taxes payable	$ 1,866	$ 372
Accrued vacation and related charges	2,003	920
Employee profit sharing	32,043	10,239
Officers' fund	1,852	1,271
Personnel and related taxes payable - current liabilities	37,764	12,802
Officers' fund	3,029	1,527
Strategic Bonus	2,223	0
Personnel non-current liabilities	$ 5,252	$ 1,527